SCOPE OF CONSOLIDATION - Summary of Associates (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Current assets		$ 30,605	$ 29,382
Non-current assets		67,098	60,003
Current liabilities		22,520	21,825
Non-current liabilities		18,647	16,274
Non-controlling interests		2,070	2,063
Net assets attributable to equity holders of the parent		54,466	49,223
Carrying amount in the statements of financial position		4,170	3,895
Revenue		61,352	62,441	$ 68,275
Income (loss) from continuing operations		3,243	1,380	1,022
Other comprehensive income (loss)		2,892	(4,480)	1,274
Total comprehensive income (loss)		6,135	(3,100)	2,296
Associate
Disclosure of associates [line items]
Current assets		13,305	13,380	9,671
Non-current assets		21,083	20,097	18,212
Current liabilities		7,883	8,150	6,176
Non-current liabilities		7,088	6,937	5,664
Non-controlling interests		1,058	1,040	942
Net assets attributable to equity holders of the parent		18,359	17,350	15,101
Company's share of net assets		5,584	5,241	4,616
Adjustments for differences in accounting policies and other		(1,436)	(1,415)	(1,385)
Other adjustments		22	69	(122)
Carrying amount in the statements of financial position		4,170	3,895	3,109
Revenue		14,274	15,073	12,393
Income (loss) from continuing operations		428	631	219
Other comprehensive income (loss)		(265)	(218)	(25)
Total comprehensive income (loss)		163	413	194
Cash dividends received by the Company		$ 174	$ 61	$ 83
Vallourec
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)		27.85%	27.89%
Proportion of ownership interest in associate (in percent)		27.85%	27.89%
Current assets		$ 3,247	$ 3,035
Non-current assets		2,510	2,358
Current liabilities		1,526	1,694
Non-current liabilities		1,488	1,225
Non-controlling interests		100	81
Net assets attributable to equity holders of the parent		2,643	2,393
Company's share of net assets		736	667
Adjustments for differences in accounting policies and other		0	0
Other adjustments		209	247
Carrying amount in the statements of financial position		945	914
Revenue		3,095	3,228
Income (loss) from continuing operations		311	328
Other comprehensive income (loss)		(181)	(196)
Total comprehensive income (loss)		130	132
Cash dividends received by the Company		$ 111	$ 0
China Oriental
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)		37.00%	37.00%	37.00%
Proportion of ownership interest in associate (in percent)		37.00%	37.00%	37.00%
Current assets		$ 4,062	$ 4,317	$ 3,681
Non-current assets		3,004	2,836	3,124
Current liabilities		2,997	3,183	2,909
Non-current liabilities		499	555	395
Non-controlling interests		380	375	369
Net assets attributable to equity holders of the parent		3,190	3,040	3,132
Company's share of net assets		1,180	1,125	1,159
Adjustments for differences in accounting policies and other		0	0	0
Other adjustments		15	1	48
Carrying amount in the statements of financial position		1,195	1,126	1,207
Revenue		2,739	3,128	3,183
Income (loss) from continuing operations		34	17	40
Other comprehensive income (loss)		0	0	1
Total comprehensive income (loss)		34	17	41
Cash dividends received by the Company		$ 10	$ 9	$ 5
DHS Group
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)		33.43%	33.43%	33.43%
Proportion of ownership interest in associate (in percent)		33.43%	33.43%	33.43%
Current assets		$ 2,280	$ 2,228	$ 1,919
Non-current assets		2,722	2,255	2,430
Current liabilities		561	639	505
Non-current liabilities		1,124	926	994
Non-controlling interests		35	126	125
Net assets attributable to equity holders of the parent		3,282	2,792	2,725
Company's share of net assets		1,097	934	911
Adjustments for differences in accounting policies and other		112	89	134
Other adjustments		(202)	(179)	(190)
Carrying amount in the statements of financial position		1,007	844	855
Revenue		2,434	2,519	2,800
Income (loss) from continuing operations		88	156	184
Other comprehensive income (loss)		(6)	(1)	(1)
Total comprehensive income (loss)		82	155	183
Cash dividends received by the Company		$ 20	$ 22	$ 43
Gonvarri Steel Industries
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)		35.00%	35.00%	35.00%
Proportion of ownership interest in associate (in percent)		35.00%	35.00%	35.00%
Current assets		$ 3,205	$ 3,043	$ 3,351
Non-current assets		2,585	2,196	2,086
Current liabilities		1,740	1,641	1,857
Non-current liabilities		1,042	970	940
Non-controlling interests		543	458	448
Net assets attributable to equity holders of the parent		2,465	2,170	2,192
Company's share of net assets		863	760	767
Adjustments for differences in accounting policies and other		(72)	(23)	(40)
Other adjustments		0	0	20
Carrying amount in the statements of financial position		791	737	747
Revenue		5,410	5,629	5,874
Income (loss) from continuing operations		151	256	222
Other comprehensive income (loss)		(78)	(21)	(25)
Total comprehensive income (loss)		73	235	197
Cash dividends received by the Company		$ 33	$ 30	$ 35
Baffinland
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)		25.20%	25.23%	25.23%
Proportion of ownership interest in associate (in percent)		25.20%	25.23%	25.23%
Current assets		$ 511	$ 757	$ 720
Non-current assets		10,262	10,452	10,572
Current liabilities		1,059	993	905
Non-current liabilities		2,935	3,261	3,335
Non-controlling interests		0	0	0
Net assets attributable to equity holders of the parent		6,779	6,955	7,052
Company's share of net assets		1,708	1,755	1,779
Adjustments for differences in accounting policies and other		(1,476)	(1,481)	(1,479)
Other adjustments		0	0	0
Carrying amount in the statements of financial position		232	274	300
Revenue		596	569	536
Income (loss) from continuing operations		(156)	(126)	(227)
Other comprehensive income (loss)		0	0	0
Total comprehensive income (loss)		(156)	(126)	(227)
Cash dividends received by the Company		$ 0	$ 0	$ 0
Fair value measurement adjustment not recognized	$ 1,500